UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from
July 1, 2008 to July 31, 2008

Commission File Number of issuing entity: 333-115582, 333-130782-02 GE Dealer Floorplan Master Note Trust (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:
333-115582-03, 333-130782

CDF Funding, Inc.
(Exact name of depositor as specified in its charter)

GE Commercial Distribution Finance Corporation
(Exact name of sponsor as specified in its charter)

Delaware	None
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

5595 Trillium Boulevard Hoffman Estates, Illinois 60192	60192
(Address of principal executive offices of issuing entity)	(Zip Code)

(847) 747-4043 (Telephone number, including area code) N/A (Former name, former address, if changed since last report)

Title of Class	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
	Section 12(b)	Section 12(g)	Section 15(d)
Series 2005-2 Asset Backed Notes in the classes specified herein	[___]	[___]	[ X ]	_______________
Series 2006-1 Asset Backed Notes in the classes specified herein	[___]	[___]	[ X ]	_______________
Series 2006-2 Asset Backed Notes in the classes specified herein	[___]	[___]	[ X ]	_______________
Series 2006-3 Asset Backed Notes in the classes specified herein	[___]	[___]	[ X ]	_______________
Series 2006-4 Asset Backed Notes in the classes specified herein	[___]	[___]	[ X ]	_______________
Series 2007-1 Asset Backed Notes in the classes specified herein	[___]	[___]	[ X ]	_______________
Series 2007-2 Asset Backed Notes in the classes specified herein	[___]	[___]	[ X ]	_______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes X  No __

PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibits 99.1, 99.2, 99.3, 99.4, 99.5, 99.6 and 99.7.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2005-2 (the “2005-2 Notes”), dated October 12, 2005, and related Prospectus dated October 12, 2005 (collectively, the “2005-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2005-2 Notes were offered under the 2005-2 Prospectus: Class A, Class B, and Class C.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.2 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2006-1 (the “2006-1 Notes”), dated June 27, 2006, and related Prospectus dated June 27, 2006 (collectively, the “2006-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2006-1 Notes were offered under the 2006-1 Prospectus: Class A, Class B, and Class C.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.3 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2006-2 (the “2006-2 Notes”), dated June 27, 2006, and related Prospectus dated June 27, 2006 (collectively, the “2006-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2006-2 Notes were offered under the 2006-2 Prospectus: Class A, Class B, and Class C.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.4 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2006-3 (the “2006-3 Notes”), dated August 1, 2006, and related Prospectus dated July 31, 2006 (collectively, the “2006-3 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2006-3 Notes were offered under the 2006-3 Prospectus: Class A, Class B, and Class C.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.5 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2006-4 (the “2006-4 Notes”), dated October 31, 2006, and related Prospectus dated October 30, 2006 (collectively, the “2006-4 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2006-4 Notes were offered under the 2006-4 Prospectus: Class A, Class B, and Class C.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.6 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2007-1 (the “2007-1 Notes”), dated April 19, 2007, and related Prospectus dated April 18, 2007 (collectively, the “2007-1 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2007-1 Notes were offered under the 2007-1 Prospectus: Class A, Class B, and Class C.

Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.7 is included in the Prospectus Supplement relating to the Asset Backed Notes, Series 2007-2 (the “2007-2 Notes”), dated July 24, 2007, and related Prospectus dated July 23, 2007 (collectively, the “2007-2 Prospectus”), of the Issuing Entity filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of 2007-2 Notes were offered under the 2007-2 Prospectus: Class A, Class B, and Class C.

PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings.

Nothing to report.

ITEM 3 - Sales of Securities and Use of Proceeds.

On June 13, 2008, GE Dealer Floorplan Master Note Trust privately issued in reliance on Section 4(2) of the Securities Act of 1933, as amended (the “Securities Act”), $727,500,000 of Class A Series 2008-A Floating Rate Asset Backed Notes, $15,000,000 of Class B Series 2008-A Floating Rate Asset Backed Notes and $7,500,000 of Class C Series 2008-A Floating Rate Asset Backed Notes (collectively, the “Series 2008-A Notes”) to certain accredited investors.

The proceeds of the offering of the Series 2008-A Notes were used to purchase dealer floorplan receivables and for general corporate purposes, including payment of the proceeds to the shareholders of CDF Funding, Inc. Except as provided in the previous sentence, none of the proceeds were used for payments to (a) any directors or officers of the Issuer or (b) owners of 10 percent or more of any class of securities of the Issuer.

ITEM 4 - Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 - Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 - Significant Obligors of Pool Assets.

Nothing to Report.

ITEM 7 - Significant Enhancement Provider Information.

Inapplicable.

ITEM 8 - Other Information.

Nothing to report.

ITEM 9 - Exhibits.

(a)	Documents filed as part of this report.

Exhibit 99.1	2005-2 Monthly Noteholder’s Statement

Exhibit 99.2	2006-1 Monthly Noteholder’s Statement

Exhibit 99.3	2006-2 Monthly Noteholder’s Statement

Exhibit 99.4	2006-3 Monthly Noteholder’s Statement

Exhibit 99.5	2006-4 Monthly Noteholder’s Statement

Exhibit 99.6	2007-1 Monthly Noteholder’s Statement

Exhibit 99.7	2007-2 Monthly Noteholder’s Statement

(b)	Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1	2005-2 Monthly Noteholder’s Statement

Exhibit 99.2	2006-1 Monthly Noteholder’s Statement

Exhibit 99.3	2006-2 Monthly Noteholder’s Statement

Exhibit 99.4	2006-3 Monthly Noteholder’s Statement

Exhibit 99.5	2006-4 Monthly Noteholder’s Statement

Exhibit 99.6	2007-1 Monthly Noteholder’s Statement

Exhibit 99.7	2007-2 Monthly Noteholder’s Statement

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: August 20, 2008

CDF FUNDING, INC.
(Depositor)

By: /s/ John E. Peak
Name:  John E. Peak
Title: Vice President